INCOME TAXES - SUMMARY OF CHANGES IN VALUATION ALLOWANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES
Valuation allowance at the beginning of the period	$ 241	$ 156	$ 158
Valuation allowance at the end of the period	245	241	156
Net (increase) decrease	(4)	(85)	2
Foreign currency movements	(20)	(16)	(17)
(Decrease) increase to deferred assets with an offsetting increase or decrease to valuation allowances	(3)	5	(24)
Change in valuation allowance per rate reconciliation	(27)	(96)	(39)
Components of change in valuation allowance affecting operating tax expense:
Pre-tax income and pre-tax (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	(33)	(84)	(39)
Releases of valuation allowances in various jurisdictions	6
Establishments of valuation allowances in various jurisdictions		(12)
Change in valuation allowance per rate reconciliation	$ (27)	$ (96)	$ (39)